Hedeker Strategic Appreciation Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Hedeker Strategic Appreciation Fund (the “Fund”) is to seek superior risk-adjusted returns over a market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investments)
Shareholder Fees	Hedeker Strategic Appreciation Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hedeker Strategic Appreciation Fund Institutional Shares
Management Fee	1.00%
Distribution and/or Service Fee (12b-1) Fees	none
Other Expenses	0.47%	[1]
Acquired Fund Fees and Expenses	none
Total Annual Operating Expenses	1.47%	[1],[2]
[1]	Other Expenses and Total Annual Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser (the "Adviser") has contractually agreed, until December 31, 2018, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.75% of the Fund's average daily net assets ("Expense Limitation"). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) fiscal years, less any reimbursement previously paid, if such recoupment can be achieved within the Expense Limitation as well as any expense limitation in effect at the time the reimbursement is made. To the extent that any fees previously waived or expenses previously reimbursed are still recoverable under the expense cap agreement more than three (3) years after the date of the applicable fee waiver or expense reimbursement, the amount of such outstanding potential recoupment shall be booked as a liability of the Fund. This expense cap agreement may be terminated by the Board at any time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Hedeker Strategic Appreciation Fund | Institutional Shares | USD ($)	150	465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.
Principal Investment Strategies
Under normal circumstances, the Fund seeks to invest its assets (plus borrowings for investment purposes) primarily in U.S. and foreign convertible securities. All such securities will generally be U.S. dollar denominated convertible securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include fixed-income securities and preferred stocks that are convertible into common stock, as well as fixed income securities with warrants or common stock attached. The Fund may also invest a significant portion of the Fund’s total assets in cash or cash equivalents, such as money market instruments, if the Adviser is unable to find attractive investment opportunities.

A majority of the Fund’s assets will be invested in convertible securities that have credit ratings that are below investment grade or are not rated. These types of securities are commonly referred to as “junk bonds” and are considered speculative investments. In addition, many of the convertible securities in which the Fund invests will be issued by small- or medium-sized companies located in foreign and emerging markets.

The Adviser uses a combination of fundamental analysis and quantitative techniques to select convertible securities for the Fund that it considers to generate superior risk-adjusted returns. This means that the Adviser seeks to invest in convertible securities that generate a positive investment return over a market cycle while seeking to minimize the amount of risk that is involved in generating that profit. The Adviser analyzes many factors in determining whether a convertible security possesses the potential for superior risk-adjusted returns, including, but not limited to: interest rates, the overall state of the economy, the issuer’s financial condition, the issuer’s earnings outlook, the issuer’s management team, the issuer’s industry position and strategy, the issuer’s credit rating, expected changes in the issuer’s credit rating, market activity, the issuer’s past prices, and the volume of the issuer’s past issuances. The Adviser invests predominantly in convertible securities possessing an attractive combination of conversion and income features—true hybrid securities—and generally sells the securities when their characteristics become too similar to those of nonconvertible bonds or common stocks. This means that the Adviser will generally sell convertible securities when they lose their bond protection (i.e., they are not “at the money” and trade like regular bonds) and when they lose their potential for equity appreciation (i.e., they are “at the money” and trade like regular stocks).
Principal Investment Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Call Risk. Some fixed income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield.

Convertible Securities Risk. Convertible securities may be illiquid and difficult to value and may be subject to greater credit risk than other securities.

Credit Risk. An issuer or counterparty may default on its obligations.

Equity Risk. The equity securities held in the Fund’s portfolio may experience unpredictable drops in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Fixed Income Securities Risk. Fixed income securities, such as corporate bonds, municipal bonds, commercial paper, notes, and debentures are subject to call risk, credit risk, interest rate risk, and prepayment/extension risk.

Foreign Security And Emerging Markets Risk. Foreign investments are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the securities in which the Fund may invest.

Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to sell a security at an advantageous time, causing a delay or sale below fair value

Management Risk. The Adviser’s judgments, tenure, and operational and investment decisions could impair the value of the Fund. The Adviser’s opinion about the attractiveness, the value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Poor security selection by the Adviser may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. There can be no assurance that the Adviser will be successful in helping the Fund grow to maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

Market Risk. Movements in the securities markets may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value. A decline in overall stock prices may cause the prices of convertible securities to decline.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price.

Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments.

Portfolio Turnover Risk. The Fund may sell securities without regard to the length of time they have been held. A high portfolio turnover rate (100% or more) increases a Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a Fund’s performance.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with fixed-income securities (such as interest rate risk, call risk, credit risk, and prepayment/extension risk). In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.
Performance
Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.hedekerwealth.com for current performance information.